Investment tax credits (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	$ 202,472	$ 131,871
Investment Tax Credits Earned in Prior Years		(706,000)
Research and development, net [note 10]	2,535,987	(731,077)
Cost of Sales and Services
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	148,695	18,420
Research and Development Expense
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	(684,709)	1,141,468
Research and Development Expenses Gross	2,000,853	775,824
Government Grants, Investment Tax Credit	149,575	365,433
Research and development, net [note 10]	2,535,987	(731,077)
Selling General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	$ 32,486	$ 30,000